July 27, 2006



Securities and Exchange Commission
450 F Street NE
Washington, D.C.  20549

     Re:  Van Kampen Unit Trusts, Taxable Income Series 57
          File No. 333-109468        CIK #1246746

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the the Registration Statement was filed electronically with the Commission on July 24, 2006.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.